Related Party Transactions (Q2) (Details) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended		25 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2023 USD ($) installment	Mar. 16, 2023 USD ($)	Jun. 16, 2021 USD ($)
Related Party Transaction [Line Items]
Accounts receivable, net	$ 7,000		$ 7,000		$ 17,438	$ 11,158	$ 17,438	$ 7,000
Related Party
Related Party Transaction [Line Items]
Number of installments | installment									12
Interest rate									5.00%
Interest rate if defaulted	10.00%		10.00%					10.00%
Accounts receivable, net	$ 600		$ 600			700		$ 600
Interest income	100	$ 100	100	$ 100		100
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net	400		400			400		400
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net	200		200		1,100	300	1,100	200		$ 1,100
Silver Spike Sponsor
Related Party Transaction [Line Items]
Interest rate										5.00%
Interest rate if defaulted										10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses									$ 1,100		$ 1,100
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease					$ 69
Sublease income, net						700	$ 400
Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Income on the sublease								69
Sublease income, net	200	$ 200	400	$ 400
Sublease Agreement | Related Party | Other Current Assets
Related Party Transaction [Line Items]
Rents received, related party	$ 0		$ 0			$ 700		$ 0